Document And Entity Information	Mar. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	Pulse Biosciences, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 12, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37744
Entity, Tax Identification Number	46-5696597
Entity, Address, Address Line One	601 Brickell Key Drive, Suite 1080
Entity, Address, City or Town	Miami
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33131
City Area Code	510
Local Phone Number	906-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	PLSE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001625101